Investment Securities (Details 4)	Dec. 31, 2024 USD ($) integer	Dec. 31, 2023 USD ($) integer
Fair Value Less Than 12 Months	$ 5,524,294	$ 5,167,169
Unrealized Loss Less Than 12 Months	64,905	37,240
Fair Value 12 Months Or More	142,356,529	168,119,131
Unrealized Loss 12 Months Or More	$ 20,116,443	$ 20,610,198
Number Of Securities | integer	199	213
Fair Value	$ 147,880,823	$ 173,286,300
Unrealized Loss	20,181,348	20,647,438
Taxable municipal securities
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	247,745	246,965
Unrealized Loss 12 Months Or More	$ 52,255	$ 53,035
Number Of Securities | integer	1	1
Fair Value	$ 247,745	$ 246,965
Unrealized Loss	52,255	53,035
Tax-exempt municipal securities
Fair Value Less Than 12 Months	3,043,981	529,571
Unrealized Loss Less Than 12 Months	37,705	9,468
Fair Value 12 Months Or More	3,945,428	4,058,155
Unrealized Loss 12 Months Or More	$ 576,464	$ 508,223
Number Of Securities | integer	15	10
Fair Value	$ 6,989,409	$ 4,587,726
Unrealized Loss	614,169	517,691
U.S. Government securities
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	26,755,143	39,263,249
Unrealized Loss 12 Months Or More	$ 824,566	$ 1,943,800
Number Of Securities | integer	41	54
Fair Value	$ 26,755,143	$ 39,263,249
Unrealized Loss	824,566	1,943,800
Agency mortgage-backed securities (Agency MBS) [Member]
Fair Value Less Than 12 Months	2,480,313	1,328,433
Unrealized Loss Less Than 12 Months	27,200	9,218
Fair Value 12 Months Or More	91,208,171	103,000,706
Unrealized Loss 12 Months Or More	$ 17,369,737	$ 16,493,101
Number Of Securities | integer	118	119
Fair Value	$ 93,688,484	$ 104,329,139
Unrealized Loss	17,396,937	16,502,319
ABS and OAS [Member]
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	1,957,765	2,347,621
Unrealized Loss 12 Months Or More	$ 140,696	$ 186,251
Number Of Securities | integer	4	4
Fair Value	$ 1,957,765	$ 2,347,621
Unrealized Loss	140,696	186,251
CMO [Member]
Fair Value Less Than 12 Months	0	3,309,165
Unrealized Loss Less Than 12 Months	0	18,554
Fair Value 12 Months Or More	6,805,535	7,428,431
Unrealized Loss 12 Months Or More	$ 93,467	$ 207,792
Number Of Securities | integer	7	10
Fair Value	$ 6,805,535	$ 10,737,596
Unrealized Loss	93,467	226,346
Other investments [Member]
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	473,227	946,430
Unrealized Loss 12 Months Or More	$ 22,773	$ 45,570
Number Of Securities | integer	2	4
Fair Value	$ 473,227	$ 946,430
Unrealized Loss	22,773	45,570
U.S. GSE Debt Securities
Fair Value Less Than 12 Months	0	0
Unrealized Loss Less Than 12 Months	0	0
Fair Value 12 Months Or More	10,963,515	10,827,574
Unrealized Loss 12 Months Or More	$ 1,036,485	$ 1,172,426
Number Of Securities | integer	11	11
Fair Value	$ 10,963,515	$ 10,827,574
Unrealized Loss	$ 1,036,485	$ 1,172,426